Liability for cash-settled share-based payments	12 Months Ended
Dec. 31, 2023
Liability for cash-settled share-based payments
Liability for cash-settled share-based payments

20.Liability for cash-settled share-based payments

At 31 December 2023, the Group had the following share-based payment arrangements.

Description of share-based payment arrangements

Deferred stock units

On 6 June 2023, the Group established the deferred share unit plan (“DSUP”). The DSUP will expire on the tenth anniversary of its adoption by the Board.

The Board will determine the date on which the Deferred Share Units (DSUs) are to be granted. The DSUs shall be fully vested when granted, and will be redeemable (and the value thereof payable) upon the respective participant’s termination date. The settlement of the DSUs may be made in shares, cash or any combination of cash and shares, at the participant’s election. During the period 50,900 DSUs were granted, and outstanding as at 31 December 2023.

As the participant has the choice of settlement (either cash or shares), the transaction is accounted for in two components as a compound financial instrument that includes a liability component and an equity component. The fair values of the cash alternative and the equity alternative are identical as the agreements state that on the redemption date, the participant shall receive the market value of the DSUs in shares, cash or any combination thereof. Therefore, on the grant date, the liability component shall equal the fair value of the cash alternative and the equity component shall be equal to nil. Following the grant date, the liability shall be remeasured to fair value at each reporting date until the subsequent settlement date. Any change in the fair value of the DSU liability shall be recognized in profit (loss).

DSUs are valued using a Black - Scholes option pricing model with the following terms and assumptions:

Measurement date
31 December 2023
Deferred share unit liability
Fair value	US$12.36
Share price	US$12.36
Exercise price	Nil
Expected share price volatility[1]	50%
Expected remaining life	N/A
Expected dividends	Nil
Risk-free interest rate (based on government bonds)	3.88%

1.Expected share price volatility has been based on an evaluation of the historical share price volatility of the Company’s share price, particularly over the historical period commensurate with the expected term.

20.Liability for cash-settled share-based payments (continued)

Performance stock units

On 6 June 2023, the Group established performance stock unit arrangements (PSUs) that entitle key management personnel to be granted PSUs that will vest and become exercisable upon achievement of performance conditions over a set performance period. During the period 212,965 PSUs were granted, and outstanding as at 31 December 2023.

The settlement of the PSUs may be made in shares, cash or any combination of cash and shares, at the participant’s election. Therefore, as explained above, on the grant date, the liability component shall equal the fair value of the cash alternative and the equity component shall be equal to nil. Following the grant date, the liability shall be remeasured to fair value at each reporting date until the subsequent settlement date. Any change in the fair value of the PSU liability shall be recognized in profit (loss).

The fair value of the PSU arrangements have been measured using a Monte Carlo simulation, which uses a correlated simulation to simultaneously calculate MAL’s and the individual peer group companies’ total shareholder return on a risk-neutral basis as at the vesting date, with regard to the remaining performance period. The total shareholder return of MAL is ranked against the total shareholder return of each constituent of the peer group as at the measurement date, and vesting percentage is calculated from the vesting schedule. Given the performance period commences prior to the measurement date, we have accounted for the total shareholder return during the period from the commencement of the performance period to the valuation date for MAL and the constituents of the peer group.

Regarding PSUs granted in the year ended 31 December 2023, the number of PSUs that will vest is based on the relative total shareholder return ranking of MAL over the performance period from 1 July 2023 to 30 June 2026, relative to the performance of a peer group of companies. The vesting schedule is outlined below:

MAL’s performance relative to the peer group	% of PSUs eligible to vest

< 25th percentile	Nil
> 25th percentile	50%
> 50th percentile	100%
> 75th percentile	175%
> 90th percentile	225%

PSUs are valued using a Monte Carlo simulation with the following terms and assumptions:

Measurement
date
31 December
2023

Performance share unit liability
Fair value	US$20.28
Share price	US$12.36
Exercise price	Nil
Expected share price volatility[1]	50%
Expected remaining life[2]	2.50 years
Expected dividends	Nil
Risk-free interest rate (based on government bonds)	3.88%

1.Expected share price volatility has been based on an evaluation of the historical share price volatility of the Company’s share price, particularly over the historical period commensurate with the expected term.

2.Expected remaining life of the instruments has been based on remaining performance period.

20.	Liability for cash-settled share-based payments (continued)

Restricted stock units

On 6 June 2023, the Group established restricted stock unit arrangements (RSUs) that entitle key management personnel to be granted RSUs that will vest and become exercisable upon completion of employment over the required service period. During the period 470,603 RSUs were granted, with 15,000 forfeited during the period and 455,603 outstanding as at 31 December 2023.

The settlement of the RSUs may be made in shares, cash or any combination of cash and shares, at the participant’s election. Therefore, as explained above, on the grant date, the liability component shall equal the fair value of the cash alternative and the equity component shall be equal to nil. Following the grant date, the liability shall be remeasured to fair value at each reporting date until the subsequent settlement date. Any change in the fair value of the RSU liability shall be recognized in profit (loss).

RSU’s granted will vest as follows:

RSU length of service following grate date	RSUs eligible to vest

12 months	1/3
24 months	1/3
36 months	1/3

RSUs are valued using a Black-Scholes option pricing model with the following terms and assumptions:

Measurement
date
31 December
2023

Restricted share unit liability
Fair value	US$12.36
Share price	US$12.36
Exercise price	Nil
Expected share price volatility[1]	50%
Expected remaining life (tranche average)[2]	1.46 years
Expected dividends	Nil
Risk-free interest rate (based on government bonds)	3.88%

1.Expected share price volatility has been based on an evaluation of the historical share price volatility of the Company’s share price, particularly over the historical period commensurate with the expected term.

2.Expected remaining life of the instruments has been based on the average remaining life of all tranches of RSUs outstanding as at 31 December 2023.

20.Liability for cash-settled share-based payments (continued)

Liability details

Details of the liabilities outstanding from each of the share-based payment arrangements were as follows:

	31 December	31 December	1 January
US$ thousand	2023	2022	2022

Total carrying amount of liabilities for DSU	629	—	—
Total carrying amount of liabilities for PSU	664	—	—
Total carrying amount of liabilities for RSU	1,900	—	—
Total intrinsic value of liabilities for vested benefits	—	—	—
	3,193	—	—

Expense recognized in profit or loss

The Group incurred $3,315 thousand (2022: $224 thousand) of employee benefit expenses related to the cash-settled share-based payment arrangements.